INTANGIBLE ASSETS - Narrative (Details) SFr in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2025 CHF (SFr)	Dec. 31, 2025 CHF (SFr) license	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Disclosure of detailed information about intangible assets [line items]
Intangible assets		SFr 934.5	SFr 1,084.4
Number of licensees owned | license		2
License and Rights, Usages of 4G
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		3 years
License and Rights, Usages of 5G
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		9 years
License and Rights, Broadcasting Rights
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		10 years
Useful life extension measured as a period of time, intangible assets other than goodwill	8 years
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets		SFr 219.2	201.8
Useful life measured as period of time, intangible assets other than goodwill		5 years
Principal amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets		SFr 3,611.5	3,250.0	SFr 3,260.3
Additions		312.0	101.9
Principal amount | Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets		SFr 261.7
Useful life measured as period of time, intangible assets other than goodwill		1 year
Principal amount | Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible assets		SFr 17.0
Useful life measured as period of time, intangible assets other than goodwill		5 years
Principal amount | License and Rights, Usages of 4G
Disclosure of detailed information about intangible assets [line items]
Intangible assets		SFr 90.4
Principal amount | License and Rights, Usages of 5G
Disclosure of detailed information about intangible assets [line items]
Intangible assets		50.7
Principal amount | License and Rights, Broadcasting Rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets		264.4
Additions	SFr 216.0
Principal amount | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets		899.9	778.9	SFr 635.2
Additions		SFr 82.4	SFr 99.9